Security deposits and maintenance reserves	12 Months Ended
Dec. 31, 2022
Disclosure of security deposits and maintenance reserves [Abstract]
Security deposits and maintenance reserves	SECURITY DEPOSITS AND MAINTENANCE RESERVES
9.1     Accounting policies
9.1.1     Security deposits
Security deposits are represented by amounts deposited by the Company, mostly to the lessors of aircraft and engines, as required at the inception of the lease, as guarantee for the fulfillment of the lease contract. Security deposits do not bear interest and are reimbursable at the end of the contracts. Judicial deposits are also included in this balance.
9.1.2     Maintenance reserves
Certain master lease agreements provide for the payment of aircraft and engine maintenance reserve deposits made to the lessors to be held as collateral for the performance of major maintenance activities, and therefore these deposits are reimbursable upon completion of the maintenance event in an amount equal to or less than:

•the amount of the maintenance reserve held by the lessor associated with the specific maintenance event; or
•the costs related to the specific maintenance event.

Substantially all of these maintenance reserve payments are calculated based on an aircraft utilization measure, such as flight hours or cycles.
At the reporting date we assess whether the maintenance reserve deposits required by the master lease agreements are expected to be recovered based on the expected usage of the aircraft and timing of future maintenance events. A provision for loss is recorded for deposits that are not probable to be recovered.

Aircraft and engine maintenance reserves are classified as current or non-current depending on the dates which the amounts are expected to be recovered.
9.2     Breakdown of security deposits and maintenance reserves

	December, 31
Description	2022	2021

Security deposits	374,960	319,530
Maintenance reserves	2,610,943	2,104,532
Total	2,985,903	2,424,062

Provision for loss	(446,342)	(459,643)

Total, net	2,539,561	1,964,419
The movement of security deposits and maintenance reserves is as follows:

Description	Security deposits	Maintenance reserves	Total

At December 31, 2020	232,396	1,321,646	1,554,042
Additions	95,799	501,309	597,108
Reversal of impairment	—	24,275	24,275
Provision for loss	—	(221,626)	(221,626)
Write-offs	(48,584)	(86,804)	(135,388)
Transfer	23,782	—	23,782
Foreign currency exchange	16,137	106,089	122,226

At December 31, 2021	319,530	1,644,889	1,964,419

Additions	123,796	714,079	837,875
Provision for loss	—	(74,831)	(74,831)
Write-offs	(48,688)	(14,847)	(63,535)
Foreign currency exchange	(19,678)	(104,689)	(124,367)

At December 31, 2022	374,960	2,164,601	2,539,561
Current	77,241	947,927	1,025,168
Non-current	297,719	1,216,674	1,514,393